American Century ETF Trust Statement of Additional Information Supplement American Century® Mid Cap Growth Impact ETF American Century® Sustainable Equity ETF American Century® Sustainable Growth ETF
Supplement dated February 19, 2022 ■ Statement of Additional Information dated January 1, 2022
The following is inserted following the entries for Rene P. Casis in the Accounts Managed table on page 22 of the SAI.

Accounts Managed
		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments - subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts, including incubation strategies and corporate money)
David J. Cross[1]	Number of Accounts	1	0	1
	Assets	$6.6 billion[2]	$0	$108.4 billion
1 Information provided as of February 16, 2022.
2 Includes $6.6 billion in Sustainable Growth ETF.

The following is inserted following the entries for Rene P. Casis in the American Century Sustainable Growth ETF section of the Ownership of Securities table on page 24 of the SAI.

Ownership of Securities
Aggregate Dollar Range of Securities in Fund
American Century Sustainable Growth ETF
David J. Cross[1]	A
1 Information provided as of February 15, 2022.

Ranges: A – none; B – $1-$10,000; C – $10,001-$50,000; D – $50,001-$100,000; E – $100,001-$500,000; F – $500,001-$1,000,000; G – More than $1,000,000.

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